Non-Controlling Interests - Financial Information for Subsidiaries (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 664,167	$ 219,698
Current liabilities	(436,365)	(75,165)
Revenues	247,939	55,196
Share of loss for the period	(297,924)	$ 69,227
Hempco and Aurora Nordic
Disclosure of subsidiaries [line items]
Current assets	13,680
Non-current assets	48,256
Current liabilities	(8,968)
Non-current liabilities	(62,087)
Revenues	2,290
Share of loss for the period	$ (14,526)